Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000917125
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 20, 2016
Prospectus Date	rr_ProspectusDate	Apr. 15, 2016